Other Assets	12 Months Ended
Dec. 31, 2023
Other Assets [Abstract]
Other Assets
Note 11. Other Assets
Other assets (current and long-term) as of December 31, 2023 and December 31, 2022 are as follows (in thousands):

	December 31,	December 31,
	2023	2022
Other current assets:
Non-trade receivables	$227	$1,385
Corporate tax receivable	6,755	—
Inventory	347	283

Total other current assets	$7,329	$1,668

Other assets:
Security deposit	$1,364	$1,364
Corporate tax receivable	—	5,472
Sales tax receivable	1,501	1,779
Contract costs	1,973	1,838

Total other assets	$4,838	$10,453